23. SHAREHOLDERS' EQUITY (Details 1) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$) R$ / shares shares
Disclosure of classes of share capital [line items]
Authorized quantity	2,400,000,000
Buyback program [member]
Disclosure of classes of share capital [line items]
Board's Authorization	04/20/2018
Authorized quantity	30,391,000
Program Period	From 4/20/2018 to 4/30/2018
Average buyback price | R$ / shares
Minimum and maximum buyback price | R$
Sale of shares | R$	R$ 22,981,500
Balance in treasury	7,409,500